UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Share capital	Additional paid-in capital	Treasury stock	Contributed surplus	Accumulated other comprehensive (loss)/income	Accumulated (deficit)/profit
Shares outstanding starting balance (in shares) at Dec. 31, 2023		137,467,078
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)		242,146
Shares cancelled (in shares)		(700)
Shares repurchased (in shares)	0
Shares outstanding ending balance (in shares) at Jun. 30, 2024		137,708,524
Equity starting balance at Dec. 31, 2023		$ 1,386	$ 618,164	$ (10,174)	$ 424,562	$ 4,499	$ 960
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Amortization of stock-based compensation			846
Shares issued		2	250
Dividends declared					(384)		(66,894)
Other comprehensive loss						(3,245)
Net (loss)/income	$ 65,934						65,934
Equity ending balance at Jun. 30, 2024	$ 1,035,906	$ 1,388	619,260	(10,174)	424,178	1,254	0
Shares outstanding starting balance (in shares) at Dec. 31, 2023		137,467,078
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares cancelled (in shares)	(700)
Shares outstanding ending balance (in shares) at Dec. 31, 2024	145,708,524	145,708,524
Equity starting balance at Dec. 31, 2023		$ 1,386	618,164	(10,174)	424,562	4,499	960
Equity ending balance at Dec. 31, 2024	$ 1,128,422	$ 1,468	716,233	(10,174)	417,684	3,211	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)		47,060
Shares repurchased (in shares)	(1,252,657)	(1,252,657)
Shares outstanding ending balance (in shares) at Jun. 30, 2025	144,502,927	144,502,927
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Amortization of stock-based compensation			649
Shares issued			132
Treasury stock at cost (1,252,657 and 0 shares, respectively)	$ (10,000)			(10,025)
Dividends declared					(72,001)
Other comprehensive loss						(7,452)
Net (loss)/income	(30,411)						(30,411)
Equity ending balance at Jun. 30, 2025	$ 1,009,314	$ 1,468	$ 717,014	$ (20,199)	$ 345,683	$ (4,241)	$ (30,411)